SCHEDULE OF WARRANTS GRANTED VALUATION USING BLACK-SCHOLES PRICING METHOD (Details) - Valuation Technique, Option Pricing Model [Member]	3 Months Ended		12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Apr. 30, 2024	Apr. 30, 2023
Measurement Input, Expected Term [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Derivative liabilities Measurement input, term	2 years	8 months 12 days	2 years 6 months	3 years 3 months
Measurement Input, Expected Term [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Derivative liabilities Measurement input, term	3 years 11 months 23 days	10 years	10 years	10 years
Measurement Input, Price Volatility [Member]
Property, Plant and Equipment [Line Items]
Derivative liability measurement input	150	150	150
Measurement Input, Price Volatility [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Derivative liability measurement input				50
Measurement Input, Price Volatility [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Derivative liability measurement input				150
Measurement Input, Risk Free Interest Rate [Member]
Property, Plant and Equipment [Line Items]
Derivative liability measurement input	4.60
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Derivative liability measurement input		4.08	4.08	2.90
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Derivative liability measurement input		5.37	5.37	4.34
Measurement Input, Expected Dividend Rate [Member]
Property, Plant and Equipment [Line Items]
Derivative liability measurement input	0	0	0	0
Warrant [Member] | Measurement Input, Expected Term [Member]
Property, Plant and Equipment [Line Items]
Warrants measurement input, term
Warrant [Member] | Measurement Input, Expected Term [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Warrants measurement input, term			5 years	5 years
Warrant [Member] | Measurement Input, Expected Term [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Warrants measurement input, term			10 years	10 years
Warrant [Member] | Measurement Input, Price Volatility [Member]
Property, Plant and Equipment [Line Items]
Warrants measurement input, rate				150
Warrant [Member] | Measurement Input, Price Volatility [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Warrants measurement input, rate				50
Warrant [Member] | Measurement Input, Price Volatility [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Warrants measurement input, rate				150
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Property, Plant and Equipment [Line Items]
Warrants measurement input, rate			4.59
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Warrants measurement input, rate				2.50
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Warrants measurement input, rate				4.68
Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Property, Plant and Equipment [Line Items]
Warrants measurement input, rate			0	0